Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit before taxes	R$ 95,989	R$ 1,119	R$ 49,406
Adjustments to reconcile income before taxes to cash provided on operating activities
Depreciation and amortization	212,658	127,343	54,479
Net impairment losses on financial assets	263,541	187,533	110,689
Provision for revenue cancellation	5,638	2,321	1,055
Provision for contingencies	1,561	(1,294)	4,905
Accrued interests	339,587	232,889	23,275
Share-based compensation	(9,389)	(6,458)	14,728
Rent concessions			(210)
Loss on sale or disposal of non-current assets	9,436	11,365	9
Modification of lease contracts	610	1,691	(169)
Trade receivables	(302,726)	(235,541)	(117,096)
Prepayments	300	26,246	(782)
Other assets	(43,823)	(25,869)	5,569
Trade payables	12,376	53,612	9,466
Labor and social obligations	47,321	(19,732)	(1,770)
Other taxes payable	7,439	4,814	849
Prepayments from customers	1,725	15,529	664
Other payables	20,387	465	411
Cash from operations	662,630	376,033	155,478
Income tax paid	(49,040)	(17,270)	(18,486)
Interest paid	(371,894)	(236,393)	(64,104)
Contingencies paid	(12,231)	(906)	(7,853)
Net cash provided by operating activities	229,465	121,464	65,035
Cash flows from investing activities
Purchase of property and equipment	(51,300)	(40,316)	(25,995)
Purchase and capitalization of intangible assets	(71,285)	(56,722)	(32,320)
Payments for the acquisition of interests in subsidiaries, net of cash	(487,326)	(2,291,688)	(127,804)
Acquisition of short-term investments, net	(193,912)	226,653	286,141
Net cash provided (used) by investing activities	(803,823)	(2,162,073)	100,022
Cash flows from financing activities
Payments of lease liabilities	(20,738)	(18,374)	(11,170)
Payments of loans and financing	(100,869)	(296,262)	(150,000)
Proceeds from loans and financing , net of transaction costs	675,828	1,905,851
Costs related to future issuances		(7,381)	(23,952)
Shares repurchase	(16,144)
Capital contributions net of treasury shares	10,396	428,375	9,722
Net cash provided (used) by financing activities	548,473	2,012,209	(175,400)
Net decrease in cash and cash equivalents	(25,885)	(28,400)	(10,343)
Cash and cash equivalents at the beginning of the year	47,187	75,587	85,930
Cash and cash equivalents at the end of the year	R$ 21,302	R$ 47,187	R$ 75,587